--------------------------------------------------------------------------------
 A CLASS SHARES ~ C CLASS SHARES              |               NOVEMBER 26, 2003
--------------------------------------------------------------------------------
                                SUPPLEMENT TO THE
                        PROSPECTUS DATED SEPTEMBER 29, 2003
--------------------------------------------------------------------------------
This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
--------------------------------------------------------------------------------
ACCESSOR FUNDS, INC.                          |                  [ACCESSOR LOGO]
--------------------------------------------------------------------------------
           NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
================================================================================
================================================================================
The tables in the section entitled "A Class Shares - General - Sales Charges Front-End Sales Charge" on pages 40 and 41 of the prospectus are restated in their entirety as follows:

FOR EQUITY FUNDS:

----------------------------------------------------------------------------------------------------------------
                                              SALES CHARGE            SALES CHARGE AS          BROKER-DEALER
                                             DEDUCTED AS A %            A % OF YOUR          COMMISSIONS AS A %
YOUR INVESTMENT                               OFFERING PRICE           NET INVESTMENT        OF OFFERING PRICE
----------------------------------------------------------------------------------------------------------------
Less than $50,000                                 5.75%                    6.10%                    5.00%
$50,000  - $99,999                                4.75%                    4.99%                    4.00%
$100,000 - $249,999                               4.00%                    4.17%                    3.25%
$250,000 - $499,999                               3.00%                    3.09%                    2.25%
$500,000 - $999,999                               2.00%                    2.04%                    1.50%
$1 million or more*                               0.00%                    0.00%                up to 1.00%**
----------------------------------------------------------------------------------------------------------------
*A 1.00% CDSC MAY BE CHARGED ON ANY SHARES SOLD WITHIN 24 MONTHS OF PURCHASE. The 1% CDSCs may be waived where the Distributor does not compensate the broker for the sale.

**THE DISTRIBUTOR MAY PAY AN UPFRONT COMMISSION TO FINANCIAL INTERMEDIARIES ON SALES OF $1 MILLION OR MORE OF UP
TO 1.00%. CONSULT THE STATEMENT OF ADDITIONAL INFORMATION FOR ADDITIONAL INFORMATION ON A CLASS SHARES
DEALER CONCESSIONS.

----------------------------------------------------------------------------------------------------------------

FOR FIXED-INCOME FUNDS (EXCEPT THE U.S. GOVERNMENT MONEY FUND):

----------------------------------------------------------------------------------------------------------------
                                              SALES CHARGE            SALES CHARGE AS           BROKER-DEALER
                                             DEDUCTED AS A %            A % OF YOUR           COMMISSIONS AS A %
YOUR INVESTMENT                              OFFERING PRICE           NET INVESTMENT          OF OFFERING PRICE
----------------------------------------------------------------------------------------------------------------
Less than $100,000                                4.75%                    4.99%                    4.00%
$100,000 - $249,999                               4.00%                    4.17%                    3.25%
$250,000 - $499,999                               3.00%                    3.09%                    2.25%
$500,000 - $999,999                               2.00%                    2.04%                    1.50%
$1 million or more*                               0.00%                    0.00%                up to 1.00%**
----------------------------------------------------------------------------------------------------------------
*A 1.00% CDSC MAY BE CHARGED ON ANY SHARES SOLD WITHIN 24 MONTHS OF PURCHASE. The 1% CDSCs may be waived where the Distributor does not compensate the broker for the sale.

**THE DISTRIBUTOR MAY PAY AN UPFRONT COMMISSION TO FINANCIAL INTERMEDIARIES ON SALES OF $1 MILLION OR MORE OF UP
TO 1.00%. CONSULT THE STATEMENT OF ADDITIONAL INFORMATION FOR ADDITIONAL INFORMATION ON A CLASS SHARES
DEALER CONCESSIONS.

----------------------------------------------------------------------------------------------------------------

The section entitled "Eliminating the Sales Charge - Other Investors" is restated in its entirety as follows:

OTHER INVESTORS: Certain other investors may qualify to purchase shares without a sales charge, such as employees of broker-dealer firms and registered investment advisors that have entered into a selling agreement with the Distributor or who are otherwise authorized to sell Accessor Funds, current and former directors of Accessor Funds, and employees of Accessor Capital. Please see the statement of additional information for more information.

You will not pay an initial sales charge on shares purchased with the proceeds from shares redeemed from another mutual fund complex within the last 60 days where federal or state regulatory authorities have instituted administrative enforcement proceeding or civil litigation or where private litigants have instituted civil litigation. Accessor Funds or the Transfer Agent will require appropriate documentation to establish the source of the monies to be invested.

You will not pay an initial sales charge on shares purchased by reinvesting dividends and distributions, when using the reinstatement privilege, or when a merger, consolidation or acquisition of assets of an Accessor Fund occurs.

Financial intermediaries may receive commissions or other concessions on investments made in A Class Shares with no initial sales charge, which are paid from various sources, such as from any CDSC and distribution and service fees or from the Distributor. These commissions and concessions are described herein and in the Statement of Additional Information. The Funds may reimburse the Distributor for some or all of these payments through its Plans of Distribution (see below). Financial intermediaries may impose other limitations on buying, selling or transferring shares, which are not described in this Prospectus. Some features of the A Class and C Class Fund Shares, such as investment minimums, and certain trading restrictions, may be modified or waived by financial intermediaries.

o   REDUCING THE SALES CHARGES

YOU MUST LET YOUR INVESTMENT DEALER AND ACCESSOR FUNDS OR THE TRANSFER AGENT KNOW AT THE TIME YOU PURCHASE A CLASS SHARES THAT YOU QUALIFY FOR A REDUCTION IN THE INITIAL SALES CHARGE. TO HAVE YOUR A CLASS SHARES CDSC CHARGE, IF ANY, WAIVED, YOU MUST LET YOUR INVESTMENT DEALER AND ACCESSOR FUNDS OR THE TRANSFER AGENT KNOW AT THE TIME YOU REDEEM YOUR SHARES THAT YOU QUALIFY FOR SUCH A WAIVER.

--------------------------------------------------------------------------------
 A CLASS SHARES ~ C CLASS SHARES              |               NOVEMBER 26, 2003
--------------------------------------------------------------------------------
                                SUPPLEMENT TO THE
                           ACCESSOR ALLOCATION FUNDS
                        PROSPECTUS DATED SEPTEMBER 29, 2003
--------------------------------------------------------------------------------
This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.
--------------------------------------------------------------------------------
ACCESSOR FUNDS, INC.                          |                  [ACCESSOR LOGO]
--------------------------------------------------------------------------------
           NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
================================================================================



The tables in the section entitled "A Class Shares - General - Sales Charges Front-End Sales Charge" on pages 33 and 34 are restated in their entirety as follows:

FOR ALLOCATION FUNDS (EXCEPT INCOME ALLOCATION FUND)

------------------------------------------------------------------------------------------------
                              SALES CHARGE            SALES CHARGE AS           BROKER-DEALER
                             DEDUCTED AS A %           A % OF YOUR           COMMISSIONS AS A %
YOUR INVESTMENT              OFFERING PRICE           NET INVESTMENT          OF OFFERING PRICE
------------------------------------------------------------------------------------------------
Less than $50,000                 5.75%                    6.10%                    5.00%
$50,000 -$99,999                  4.75%                    4.99%                    4.00%
$100,000 - $249,999               4.00%                    4.17%                    3.25%
$250,000 -  $499,999              3.00%                    3.09%                    2.25%
$500,000 - $999,999               2.00%                    2.04%                    1.50%
$1 million or more*               0.00%                    0.00%                up to 1.00%**
------------------------------------------------------------------------------------------------
*A 1.00% CDSC MAY BE CHARGED ON ANY SHARES SOLD WITHIN 24 MONTHS OF PURCHASE.

**THE DISTRIBUTOR MAY PAY AN UPFRONT COMMISSION TO FINANCIAL INTERMEDIARIES ON SALES OF $1 MILLION OR MORE OF UP TO 1.00%.
CONSULT THE STATEMENT OF ADDITIONAL INFORMATION FOR ADDITIONAL INFORMATION ON A CLASS SHARES DEALER CONCESSIONS.

FOR INCOME ALLOCATION FUND:

------------------------------------------------------------------------------------------------
                              SALES CHARGE            SALES CHARGE AS           BROKER-DEALER
                             DEDUCTED AS A %           A % OF YOUR           COMMISSIONS AS A %
YOUR INVESTMENT              OFFERING PRICE           NET INVESTMENT          OF OFFERING PRICE
------------------------------------------------------------------------------------------------
Less than $100,000                4.75%                    4.99%                    4.00%
$100,000 -  $249,999              4.00%                    4.17%                    3.25%
$250,000 -  $499,999              3.00%                    3.09%                    2.25%
$500,000 - $999,999               2.00%                    2.04%                    1.50%
$1 million or more*               0.00%                    0.00%                up to 1.00%**
------------------------------------------------------------------------------------------------
*A 1.00% CDSC MAY BE CHARGED ON ANY SHARES SOLD WITHIN 24 MONTHS OF PURCHASE. The 1% CDSCs may be waived where the Distributor does not compensate the broker for the sale.

**THE DISTRIBUTOR MAY PAY AN UPFRONT COMMISSION TO FINANCIAL INTERMEDIARIES ON SALES OF $1 MILLION OR MORE OF UP
TO 1.00%. CONSULT THE STATEMENT OF ADDITIONAL INFORMATION FOR ADDITIONAL INFORMATION ON A CLASS SHARES
DEALER CONCESSIONS.

================================================================================

The section entitled "Eliminating the Sales Charge - Other Investors" is restated in its entirety as follows:

OTHER INVESTORS: Certain other investors may qualify to purchase shares without a sales charge, such as employees of broker-dealer firms and registered investment advisors that have entered into a selling agreement with the Distributor or who are otherwise authorized to sell Accessor Funds, current and former directors of Accessor Funds, and employees of Accessor Capital. Please see the statement of additional information for more information.

You will not pay an initial sales charge on shares purchased with the proceeds from shares redeemed from another mutual fund complex within the last 60 days where federal or state regulatory authorities have instituted administrative enforcement proceeding or civil litigation or where private litigants have instituted civil litigation. Accessor Funds or the Transfer Agent will require appropriate documentation to establish the source of the monies to be invested.

You will not pay an initial sales charge on shares purchased by reinvesting dividends and distributions, when using the reinstatement privilege, or when a merger, consolidation or acquisition of assets of an Accessor Fund occurs.

Financial intermediaries may receive commissions or other concessions on investments made in A Class Shares with no initial sales charge, which are paid from various sources, such as from any CDSC and distribution and service fees or from the Distributor. These commissions and concessions are described herein and in the Statement of Additional Information. The Funds may reimburse the Distributor for some or all of these payments through its Plans of Distribution (see below). Financial intermediaries may impose other limitations on buying, selling or transferring shares, which are not described in this Prospectus. Some features of the A Class and C Class Fund Shares, such as investment minimums, and certain trading restrictions, may be modified or waived by financial intermediaries.

o   REDUCING THE SALES CHARGES

YOU MUST LET YOUR INVESTMENT DEALER AND ACCESSOR FUNDS OR THE TRANSFER AGENT KNOW AT THE TIME YOU PURCHASE A CLASS SHARES THAT YOU QUALIFY FOR A REDUCTION IN THE INITIAL SALES CHARGE. TO HAVE YOUR A CLASS SHARES CDSC CHARGE, IF ANY, WAIVED, YOU MUST LET YOUR INVESTMENT DEALER AND ACCESSOR FUNDS OR THE TRANSFER AGENT KNOW AT THE TIME YOU REDEEM YOUR SHARES THAT YOU QUALIFY FOR SUCH A WAIVER.
================================================================================

Effective October 20, 2003, the Board of Directors has determined that it will be in the best interest of shareholders and the Allocation Funds to change the payment of dividends in the Income & Growth Allocation Fund and Balanced Allocation Fund from quarterly to monthly. The section entitled "Dividends" in Dividends and Distributions on page 43 is restated in its entirety as follows:

================================================================================
                          DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

o DIVIDENDS. Each Fund intends to annually distribute substantially all of its net investment income, which will include dividends it receives from the Underlying Funds in which it invests, as dividends to its shareholders. The Board of Directors presently intends to declare dividends monthly for the Income Allocation Fund, Income & Growth Allocation Fund and Balanced Allocation Fund and quarterly, in March, June, September and December for the Growth & Income Allocation Fund, Growth Allocation Fund and Aggressive Growth Allocation Fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       SUPPLEMENT DATED NOVEMBER 26, 2003
                                     TO THE
                            ACCESSOR ALLOCATION FUNDS
                       ADVISOR CLASS SHARES PROSPECTUS AND
                        INVESTOR CLASS SHARES PROSPECTUS
                            BOTH DATED APRIL 30, 2003
                                       AND
                   A CLASS SHARES - C CLASS SHARES PROSPECTUS
                            DATED SEPTEMBER 29, 2003
--------------------------------------------------------------------------------
This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the respective prospectuses.
--------------------------------------------------------------------------------
ACCESSOR FUNDS, INC.                          |                  [ACCESSOR LOGO]
--------------------------------------------------------------------------------
           NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
================================================================================

The tables in the section entitled "A Class Shares - General - Sales Charges Front-End Sales Charge" on pages 33 and 34 are restated in their entirety as follows:

FOR ALLOCATION FUNDS (EXCEPT INCOME ALLOCATION FUND)

------------------------------------------------------------------------------------------------
                              SALES CHARGE            SALES CHARGE AS           BROKER-DEALER
                             DEDUCTED AS A %           A % OF YOUR           COMMISSIONS AS A %
YOUR INVESTMENT              OFFERING PRICE           NET INVESTMENT          OF OFFERING PRICE
------------------------------------------------------------------------------------------------
Less than $50,000                 5.75%                    6.10%                    5.00%
$50,000 -$99,999                  4.75%                    4.99%                    4.00%
$100,000 - $249,999               4.00%                    4.17%                    3.25%
$250,000 -  $499,999              3.00%                    3.09%                    2.25%
$500,000 - $999,999               2.00%                    2.04%                    1.50%
$1 million or more*               0.00%                    0.00%                up to 1.00%**
------------------------------------------------------------------------------------------------
*A 1.00% CDSC MAY BE CHARGED ON ANY SHARES SOLD WITHIN 24 MONTHS OF PURCHASE.

**THE DISTRIBUTOR MAY PAY AN UPFRONT COMMISSION TO FINANCIAL INTERMEDIARIES ON SALES OF $1 MILLION OR MORE OF UP TO 1.00%.
CONSULT THE STATEMENT OF ADDITIONAL INFORMATION FOR ADDITIONAL INFORMATION ON A CLASS SHARES DEALER CONCESSIONS.

FOR INCOME ALLOCATION FUND:

------------------------------------------------------------------------------------------------
                              SALES CHARGE            SALES CHARGE AS           BROKER-DEALER
                             DEDUCTED AS A %           A % OF YOUR           COMMISSIONS AS A %
YOUR INVESTMENT              OFFERING PRICE           NET INVESTMENT          OF OFFERING PRICE
------------------------------------------------------------------------------------------------
Less than $100,000                4.75%                    4.99%                    4.00%
$100,000 -  $249,999              4.00%                    4.17%                    3.25%
$250,000 -  $499,999              3.00%                    3.09%                    2.25%
$500,000 - $999,999               2.00%                    2.04%                    1.50%
$1 million or more*               0.00%                    0.00%                up to 1.00%**
------------------------------------------------------------------------------------------------
*A 1.00% CDSC MAY BE CHARGED ON ANY SHARES SOLD WITHIN 24 MONTHS OF PURCHASE. The 1% CDSCs may be waived where the Distributor does not compensate the broker for the sale.

**THE DISTRIBUTOR MAY PAY AN UPFRONT COMMISSION TO FINANCIAL INTERMEDIARIES ON SALES OF $1 MILLION OR MORE OF UP
TO 1.00%. CONSULT THE STATEMENT OF ADDITIONAL INFORMATION FOR ADDITIONAL INFORMATION ON A CLASS SHARES
DEALER CONCESSIONS.

================================================================================

The section entitled "Eliminating the Sales Charge - Other Investors" is restated in its entirety as follows:

OTHER INVESTORS: Certain other investors may qualify to purchase shares without a sales charge, such as employees of broker-dealer firms and registered investment advisors that have entered into a selling agreement with the Distributor or who are otherwise authorized to sell Accessor Funds, current and former directors of Accessor Funds, and employees of Accessor Capital. Please see the statement of additional information for more information.

You will not pay an initial sales charge on shares purchased with the proceeds from shares redeemed from another mutual fund complex within the last 60 days where federal or state regulatory authorities have instituted administrative enforcement proceeding or civil litigation or where private litigants have instituted civil litigation. Accessor Funds or the Transfer Agent will require appropriate documentation to establish the source of the monies to be invested.

You will not pay an initial sales charge on shares purchased by reinvesting dividends and distributions, when using the reinstatement privilege, or when a merger, consolidation or acquisition of assets of an Accessor Fund occurs.

Financial intermediaries may receive commissions or other concessions on investments made in A Class Shares with no initial sales charge, which are paid from various sources, such as from any CDSC and distribution and service fees or from the Distributor. These commissions and concessions are described herein and in the Statement of Additional Information. The Funds may reimburse the Distributor for some or all of these payments through its Plans of Distribution (see below). Financial intermediaries may impose other limitations on buying, selling or transferring shares, which are not described in this Prospectus. Some features of the A Class and C Class Fund Shares, such as investment minimums, and certain trading restrictions, may be modified or waived by financial intermediaries.

o   REDUCING THE SALES CHARGES

YOU MUST LET YOUR INVESTMENT DEALER AND ACCESSOR FUNDS OR THE TRANSFER AGENT KNOW AT THE TIME YOU PURCHASE A CLASS SHARES THAT YOU QUALIFY FOR A REDUCTION IN THE INITIAL SALES CHARGE. TO HAVE YOUR A CLASS SHARES CDSC CHARGE, IF ANY, WAIVED, YOU MUST LET YOUR INVESTMENT DEALER AND ACCESSOR FUNDS OR THE TRANSFER AGENT KNOW AT THE TIME YOU REDEEM YOUR SHARES THAT YOU QUALIFY FOR SUCH A WAIVER.
================================================================================

Effective October 20, 2003, the Board of Directors has determined that it will be in the best interest of shareholders and the Allocation Funds to change the payment of dividends in the Income & Growth Allocation Fund and Balanced Allocation Fund from quarterly to monthly. The section entitled "Dividends" in Dividends and Distributions on page 35 of the Advisor Class Prospectus and Investor Class Prospectus and page 43 of the A Class Shares - C Class Shares Prospectus is restated in its entirety as follows:

================================================================================
                          DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

o DIVIDENDS. Each Fund intends to annually distribute substantially all of its net investment income, which will include dividends it receives from the Underlying Funds in which it invests, as dividends to its shareholders. The Board of Directors presently intends to declare dividends monthly for the Income Allocation Fund, Income & Growth Allocation Fund and Balanced Allocation Fund and quarterly, in March, June, September and December for the Growth & Income Allocation Fund, Growth Allocation Fund and Aggressive Growth Allocation Fund.